Schedule H, Line 4i (Details Textual) - EBP 42-1623692 006 [Member]	12 Months Ended
Dec. 31, 2025
Entity Tax Identification Number	42-1623692
EBP, Plan Number	006
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Aug. 31, 2034